Share-based compensation - Share options (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended			18 Months Ended	42 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jan. 31, 2022
Share-based compensation
Number of options granted			80,907,443	56,222,658	18,200,000
Share-based compensation expenses			¥ 17,393	¥ 31,899	¥ 183,349
Share options with service condition only
Share-based compensation
Vesting period							4 years
Number of options granted				4,250,000	18,200,000
Share options with service condition only | Vesting after the first or second anniversary
Share-based compensation
Vesting percentage							25.00%
Share options with service condition only | First percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage							25.00%
Share options with service condition only | Second percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage							50.00%
Share options with both service and performance condition
Share-based compensation
Number of options granted						79,528,000
Share-based compensation expenses	¥ 12,917	¥ 0